Long-Term Investments - Schedule of Long-Term Investments (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 31, 2024 CNY (¥)
Equity Method Investments and Joint Ventures [Abstract]
Available-for-sale debt securities at cost					¥ 213,505
Available-for-Sale recognized unrealized fair value decrease	¥ 24,083
Gain/(loss) from equity method investments	(13,512)	$ (1,851)	¥ (10,084)	¥ 6,453
Impairment loss for its equity method investments	0		61	500
Gain (loss) on equity securities fair value	¥ 1,608		¥ 1,948	¥ 391